September 28, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Morgan Creek Global Funds (the “Registrant”)
File Nos. 333-[_____], 811-22754

Ladies and Gentlemen:

On behalf of the Registrant, enclosed please find the initial Registration Statement under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), respectively, the Registrant’s Registration Statement on Form N-1A.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Vice President and Managing Counsel

Enclosures